12. Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

11.	SHAREHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock authorized with a par value of $0.0001. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by the Company’s stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, and conversion rights. As of June 30, 2019, there were no shares of Preferred Stock issued and outstanding.

Common Stock

On June 18, 2018, the Company’s stockholders voted to give discretionary authority to the Board of Directors of the Company, to effect a reverse split of our issued and outstanding common stock in a range of not less than 1-for-5 and not more than 1-for-500. Effective as of June 6, 2019, FINRA approved the effectiveness of a 1-for-40 reverse stock split of the Company’s common stock. Unless otherwise noted, impacted amounts and share information included in the financial statements and notes thereto, have been retroactively adjusted for the Reverse Stock Split as if such Reverse Stock Split occurred on the first day of the first period presented.

The Company is authorized to issue up to 450,000,000 shares of common stock with a par value of $0.0001. As of June 30, 2019, and December 31, 2018, there were 8,576,179 and 8,161,679 shares of common stock (post-split) issued and outstanding, respectively.

On June 4, 2019, the Company sold 407,500 shares of common stock for net proceeds of $1,291,285.

On April 22, 2019, the Company issued 5,000 shares for services with a fair value of $99,600.

On May 23, 2019, the Company issued 2,000 shares of common stock valued at $18,000 for the settlement of $8,000 in accrued liabilities. The Company recorded the difference between the fair value of common stock and accrued liability as loss on settlement of accrued liabilities in the amount of $10,000.

STOCK WARRANTS

On January 30, 2019, we granted 20,000 5-year warrants with exercise prices of $4.00 valued at $312,000 for services. The warrants above were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $15.60; b) risk-free rate of 2.49%; c) volatility factor of 521.46%; d) dividend yield of 0%.

The following is a summary of stock warrant activity during the six months ended June 30, 2019.

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	162,500	$4.00
Warrants granted and assumed	20,000	$4.00
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, June 30, 2019	182,500	$4.00
Balance exercisable, June 30, 2019	182,500	$4.00

As of June 3, 2019, the outstanding warrants have a weighted average remaining term of was 1.79 years and an intrinsic value of $1,725,000.

STOCK OPTIONS

On June 24, 2019, we granted, 12,500 5-year options with an exercise price of $7.00 valued at $92,629 for services. The options above were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $9.00; b) risk-free rate of 1.92%; c) volatility factor of 254.67%; d) dividend yield of 0%.

During the six months ended June 30, 2019, the Company recognized stock option expense of $670,029 for options granted in the prior year.

The following is a summary of stock option activity during the year ended June 30, 2019:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	500,833	$2.80
Options granted and assumed	12,500	$7.00
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance outstanding, June 30, 2019	513,333	$3.03
Balance exercisable, June 30, 2019	473,333	$2.82

As of June 30, 2019, the outstanding options have a weighted average remaining term of was 7.88 years and an intrinsic value of $3,063,167.

12.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock authorized with a par value of $0.0001. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by the Company’s stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, and conversion rights. As of December 31, 2018, there were no shares of Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue up to 450,000,000 shares of common stock with a par value of $0.0001. As of December 31, 2018, and 2017, there were 326,428,583 and 325,570,524 shares of common stock issued and outstanding, respectively.

During the year ended December 30, 2018, the Company repurchased 94,118 shares of common stock for $32,000 related to the Globe Photos Asset Purchase Agreement entered on July 22, 2015.

As of December 31, 2018, the Company has repurchased 351,941 shares from Globe for cash payments of $120,000

During the year ended December 31, 2018, the Company in connection with a consulting agreement issued 1,000,000 shares of common stock for $25,000.

On October 11, 2018, the Company issued 210,000 shares of common stock valued at $23,100 for the settlement of consulting fees.

STOCK WARRANTS

On December 17, 2018, we granted 6,500,000 2-year warrants to various individuals in relation to our debt offering with exercise prices of $0.10 valued at $1,300,126 for services. The warrants above were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.21; b) risk-free rate of 2.72%; c) volatility factor of 359.82%; d) dividend yield of 0%

The following is a summary of stock warrant activity during the year ended December 31, 2018.

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2017	–	$–
Warrants granted and assumed	6,500,000	$0.10
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, December 31, 2018	6,500,000	$0.10
Balance exercisable, December 31, 2018	6,500,000	$0.10

As of December 31, 2018, the outstanding warrants have a weighted average remaining term of was 1.95 years and an intrinsic value of $845,000.

STOCK OPTIONS

The following is a summary of stock option activity during the year ended December 31, 2018:

On June 1, 2018, the Company granted 2,183,333, 10-year stock Options of which 2,083,333 was in lieu of common stock with exercise prices of $0.01 valued at $327,488 for services and settlement of $104,167 in accrued liabilities. The difference between the fair value of the Options and accrued liability was recorded as a loss on settlement of accrued liability in the amount of $208,322 during the year ended December 31, 2018. The Options were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.15; b) risk-free rate of 2.89%; c) volatility factor of 238%; d) dividend yield of 0%

On October 24, 2018, we granted Shamar Tobias, our Chief Financial Officer 2,000,000 five-year stock Options at an exercise price of $0.10 per share valued $297,715. 500,000 option shares are vested on the date of grant and 500,000 option shares vest every six months of service thereafter up to the maximum of 2,000,000 option shares.

On November 15, 2018, we granted Daniel DiEdwardo our Chief Operating Officer 5,250,000 ten-year option to purchase at an exercise price of $0.05 per share valued at $577,500. The option is 100% vested on issuance.

On November 15, 2018, we granted Scott Black our Chief Legal Officer 7,500,000 ten-year option to purchase at an exercise price of $0.05 per share valued at $825,000. The option is 100% vested on issuance.

On December 30, 2018, we granted, 3,000,000 5-year cashless Options to our investor relations firm with an exercise price of $0.20 valued at $744,501 for services.

The options above were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.11- $0.25; b) risk-free rate of 2.65 – 3.11%; c) volatility factor of 230-314%; d) dividend yield of 0%

Summary of option activity as of December 31, 2018 is presented below:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2016	–	–
Options granted and assumed	100,000	$0.10
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance, December 31, 2017	100,000	$0.10
Options granted and assumed	19,933,333	$0.02
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance exercisable, December 31, 2018	15,533,333	$0.07

As of December 31, 2018, the outstanding options have a weighted average remaining term of was 8.55 years and an intrinsic value of $3,138,333.